Other Comprehensive Income	3 Months Ended
Mar. 31, 2012
Statement of Income and Comprehensive Income [Abstract]
Other Comprehensive Income Disclosure
Other Comprehensive Income
The following table presents the tax effect allocated to each component of Other comprehensive income for each period presented:

	Before-Tax	Income Tax	Net-of-Tax
	Amount	Expense	Amount
Quarter ended March 31, 2012
Defined benefit pension plan and VEBAs:
Reclassification adjustments:
Less: amortization of net actuarial loss	$0.8	$(0.3)	$0.5
Less: amortization of prior service cost	1.0	(0.4)	0.6
Total income recognized in Accumulated other comprehensive loss related to defined benefit pension plan and VEBAs	1.8	(0.7)	1.1
Unrealized gain on available for sale securities	0.3	—	0.3
Foreign currency translation adjustment	(0.3)	—	(0.3)
Other comprehensive income	$1.8	$(0.7)	$1.1

Quarter ended March 31, 2011
Defined benefit pension plan and VEBAs:
Reclassification adjustments:
Less: amortization of net actuarial loss	$0.1	$—	$0.1
Less: amortization of prior service cost	1.0	(0.4)	0.6
Total income recognized in Accumulated other comprehensive income related to defined benefit pension plans	1.1	(0.4)	0.7
Foreign currency translation adjustment	(0.3)	—	(0.3)
Other comprehensive income	$0.8	$(0.4)	$0.4